Deferred tax	12 Months Ended
Dec. 31, 2022
Deferred tax
Deferred tax

22. Deferred tax

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Recognized deferred tax assets and liabilities
Assets	€1,363	€4,032	€4,475
Liabilities	€20,148	€—	€—

Deferred tax assets unrecognized	€460,102	€408,892	€365,639

Deferred taxes in the consolidated statement of operations	€1,227	€(404)	€(157)
Tax benefit arising from previously unrecognized tax assets used to reduce deferred tax expense (+)	1,677	1,411	581
Deferred tax benefit/expenses (-) relating to temporary differences	1,899	(629)	(44)
Deferred tax expenses relating to use of previously recognized deferred tax assets	(2,348)	(1,185)	(695)

The following table shows the movements in deferred tax assets and deferred tax liabilities:

	Total	Intangible assets other than goodwill	Retirement benefit liabilities	Tax loss carryforward	Other
	(Euro, in thousands)

On December 31, 2019	€4,205		€535	€3,670

Credited/charged (-) to profit or loss	(157)		(65)	(220)	€127
Credited to other comprehensive income	973		973
Classified to held for sale	(543)			(543)
Exchange differences	(3)		(3)

On December 31, 2020	4,475		1,440	2,907	127

Credited/charged (-) to profit or loss	(404)		(623)	226	(7)
Charged to other comprehensive income	(74)		(74)
Exchange differences	35		33		2

On December 31, 2021	4,032	€-	776	3,133	122

Impact of acquisition of businesses	(23,265)	(23,265)
Credited/charged (-) to profit or loss	1,227	2,842	17	(1,797)	165
Reclassification	—	275		(275)
Charged to other comprehensive income	(795)		(795)
Exchange differences	17		22		(6)

On December 31, 2022	€(18,785)	€(20,148)	€19	€1,061	€281

The total amount of tax attributes and deductible temporary differences at December 31, 2022 amounted to €1,882.5 million (2021: €1,653.7 million, 2020: €1,485.8 million). This is composed of i) consolidated tax losses carried forward and deductible temporary differences at December 31, 2022 amounting to €1,516.6 million (2021: €1,343.2 million; 2020: €1,229.3 million), and (ii) innovation income deduction, dividend received deduction and investment deduction carried forward at December 31, 2022 amounting to €365.9 million (2021: €310.5 million; 2020: €256.5 million).

The available tax losses carried forward that can be offset against possible future taxable profits amounted to €883.6 million on December 31,2022 and can be carried forward for an indefinite period except for an amount of €2.7 million in the United States with expiry date between 2028 and 2034. On December 31, 2022, the available tax losses carried forward in Galapagos NV (Belgium) amounted to €769.9 million. In addition to the latter, Galapagos NV (Belgium) also benefits from the Belgian innovation income deduction regime which led to report, on December 31, 2022, a carried forward tax deduction of €346.2 million (2021: €301.3 million; 2020: €247.2 million) that can also be offset against possible future taxable results. In addition, Galapagos NV (Belgium) also has available investment deduction carried forward of €1 million (2021 and 2020: €1 million) and a dividend received deduction carryforward of €18.7 million (2021: €8.2 million, 2020: €8.4 million) that can be offset against possible future taxable profits. There is no limit in time for the innovation income deduction, the dividend received deduction carryforward and investment deduction carried forward.

With the exception of 2019, we have a history of losses. We forecast to continue incurring taxable losses in the foreseeable future as we continue to invest in clinical and preclinical development programs and discovery platforms. Consequently, no deferred tax asset was recognized as at December 31, 2022, except for one subsidiary in 2022 and several subsidiaries in 2021 and 2020 operating on a cost plus basis for which deferred tax assets were recognized for €1.1 million (2021: €4.0 million and 2020: €4.5 million).

Net deferred tax liabilities were initially calculated based on the fair value of the intangible assets identified from the acquisition of CellPoint and AboundBio, adjusted by considering the related recognizable deferred tax assets. We refer to note 26 for more information on the purchase price allocation of the business combinations.